TAXES (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXES
China Income tax statutory rate	25.00%	25.00%	25.00%
Permanent difference	(16.70%)	23.10%	1.10%
Effect of PRC preferential tax treatment	0.00%	(31.50%)	(9.90%)
Non-PRC entities not subject to PRC income tax	(8.30%)	70.80%	15.40%
Effective tax rate	0.00%	37.40%	31.60%